Segment Reporting - Summary of Revenue and Long-Lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 85,821	$ 56,157	$ 46,969
Long-lived assets	35,791	24,001
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	12,735	5,044	10,420
Long-lived assets	18,709	16,138
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	33,174	12,730	5,802
Long-lived assets	16,290	2,754
The Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	39,912	38,383	$ 30,747
Long-lived assets	$ 792	$ 5,109